Inventories (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	$ 195,218	¥ 1,391,278	¥ 1,362,592
Finished goods	4,785	34,102	187,778
Total	200,003	1,425,380	1,550,370
Less: Inventory allowance	(24,760)	(176,459)	(176,459)
Inventories, net	$ 175,243	¥ 1,248,921	¥ 1,373,911